Long-term debt - Summary of Long-Term Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 34,904				$ 32,835
Forward Starting Interest Rate Swap
Disclosure of detailed information about borrowings [line items]
Notional amount					1,080	$ 800
Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	37,070				36,862
Net Unamortised Discount (Premium)
Disclosure of detailed information about borrowings [line items]
Total debt	8				29
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Total debt	163				132
Supplier finance arrangements due within one year
Disclosure of detailed information about borrowings [line items]
Total debt	70				73
Long-term debt
Disclosure of detailed information about borrowings [line items]
Total debt	1,925				3,793
1997 trust indenture | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	17,502				20,273
1997 trust indenture | Trade receivables | Interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Notional amount	1,995				1,300
1997 trust indenture | Trade receivables | Forward Starting Interest Rate Swap | 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 525				525
1997 trust indenture | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	4.42%	4.42%
1976 trust indenture | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 975				975
1976 trust indenture | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	9.38%	9.38%
2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 5,706				$ 6,550
2016 U.S. trust indenture | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 7,840				9,445
2016 U.S. trust indenture | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	4.37%	4.37%
1996 trust indenture (subordinated) | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 275				275
1996 trust indenture (subordinated) | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	8.21%	8.21%
Subordinated 2025 Canadian Trust Indenture | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 1,250				0
Subordinated 2025 Canadian Trust Indenture | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	5.63%	5.63%
Subordinated 2025 U.S. Trust Indenture
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,250
Subordinated 2025 U.S. Trust Indenture | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 3,088				0
Subordinated 2025 U.S. Trust Indenture | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	6.94%	6.94%
Lease liabilities | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 4,309				4,591
Lease liabilities | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	4.24%	4.24%
Bell Mobility trade loan
Disclosure of detailed information about borrowings [line items]
Borrowings, principal amount, repurchased		$ 600
Bell Mobility trade loan | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 0				863
Unsecured committed term loan facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 487
Unsecured committed term loan facility | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 668				0
Unsecured committed term loan facility | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	4.40%	4.40%
Unsecured term loan facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 500
Unsecured term loan facility | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 686				0
Unsecured term loan facility | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	5.38%	5.38%
Supplier finance arrangements | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 165				197
Supplier finance arrangements | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	4.00%	4.00%
Other | Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 312				$ 243
Total non-committed credit facilities | Bell Mobility Inc.
Disclosure of detailed information about borrowings [line items]
Borrowings, principal amount, repurchased			$ 819	$ 600